CONVERTIBLE PROMISSORY NOTES PAYABLE	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES PAYABLE
$
Balance, December 31, 2018	648,851

Issuances	509,848
Repayments	(33,058)
Conversions to Common Shares	(414,009)
Interest Accrual Adjustment	(18,463)
Unrealized Foreign Exchange Adjustment	(17,438)

Balance, June 30, 2019	675,731

On January 29, 2019, the Company issued a convertible promissory note in the amount of $57,798 (US$44,000). The note is unsecured, bears interest at 10% per annum from the date of issuance and matures on January 29, 2020.

On January 29, 2019, the Company issued a convertible promissory note in the amount of $56,309 (US$43,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on November 15, 2019.

On March 5, 2019, the Company issued a convertible promissory note in the amount of $71,126 (US$53,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on January 15, 2020.

On March 28, 2019, the Company issued a convertible promissory note in the amount of $57,461 (US$43,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on January 30, 2020.

On April 23, 2019, the Company issued a convertible promissory note in the amount of $84,552 (US$63,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on April 28, 2020.

On May 23, 2019, the Company issued a convertible promissory note in the amount of $71,422 (US$53,000). The note is unsecured, bears interest at 12% per annum from the date of issuance and matures on March 15, 2020.

On June 18, 2019, the Company issued a convertible promissory note in the amount of $111,177 (US$82,500). The note is unsecured, bears interest at 10% per annum from the date of issuance and matures on June 18, 2020.

Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

On January 31, 2019, the Company repaid $33,058 (US$25,500), being the outstanding balance of a convertible promissory note issued to a consultant during 2018.

During the period ended June 30, 2019 the Company converted certain convertible promissory notes in whole or in part totaling $414,009 (US$316,399) and issued 75,839,973 common shares of the Company.